Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure Of Deposits [Line Items]
Payable after notice	$ 159,797
Payable on a fixed date	373,296
Total	676,534	[1]	$ 625,367
Canada [member]
Disclosure Of Deposits [Line Items]
Payable after notice	122,974
Payable on a fixed date	247,361
Total	472,798		445,487
United States [member]
Disclosure Of Deposits [Line Items]
Payable after notice	8,950
Payable on a fixed date	36,780
Total	59,938		58,070
United Kingdom [member]
Disclosure Of Deposits [Line Items]
Payable after notice	152
Payable on a fixed date	16,695
Total	16,847		12,041
Mexico [member]
Disclosure Of Deposits [Line Items]
Payable after notice	5,382
Payable on a fixed date	11,393
Total	21,151		19,419
Peru [member]
Disclosure Of Deposits [Line Items]
Payable after notice	4,129
Payable on a fixed date	7,062
Total	15,213		15,216
Chile [member]
Disclosure Of Deposits [Line Items]
Payable after notice	146
Payable on a fixed date	17,613
Total	24,180		11,574
Colombia [member]
Disclosure Of Deposits [Line Items]
Payable after notice	3,963
Payable on a fixed date	5,036
Total	9,543		7,587
Other International [member]
Disclosure Of Deposits [Line Items]
Payable after notice	14,101
Payable on a fixed date	31,356
Total	56,864		55,973
Personal [member]
Disclosure Of Deposits [Line Items]
Payable after notice	123,302
Payable on a fixed date	76,238
Total	214,545		200,030
Business and government [member]
Disclosure Of Deposits [Line Items]
Payable after notice	34,600
Payable on a fixed date	268,280
Total	422,002		384,988
Financial institution [member]
Disclosure Of Deposits [Line Items]
Payable after notice	1,895
Payable on a fixed date	28,778
Total	39,987		$ 40,349
Interest bearing [member]
Disclosure Of Deposits [Line Items]
Payable on demand	108,839
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [Line Items]
Payable on demand	84,638
Interest bearing [member] | United States [member]
Disclosure Of Deposits [Line Items]
Payable on demand	14,080
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [Line Items]
Payable on demand	14
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [Line Items]
Payable on demand	2,738
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [Line Items]
Payable on demand	3,392
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [Line Items]
Payable on demand	37
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [Line Items]
Payable on demand	3,940
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [Line Items]
Payable on demand	7,517
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [Line Items]
Payable on demand	94,812
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [Line Items]
Payable on demand	6,510
Non- interest bearing [member]
Disclosure Of Deposits [Line Items]
Payable on demand	34,602
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [Line Items]
Payable on demand	17,825
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [Line Items]
Payable on demand	128
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [Line Items]
Payable on demand	4,362
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [Line Items]
Payable on demand	1,284
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [Line Items]
Payable on demand	3,029
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [Line Items]
Payable on demand	507
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [Line Items]
Payable on demand	7,467
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [Line Items]
Payable on demand	7,488
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [Line Items]
Payable on demand	24,310
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [Line Items]
Payable on demand	$ 2,804

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).